Pension and Other Postretirement Employee Benefit Plans (Details 4)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined benefit pension plans, U.S. [Member]
Actual rate of return on plan assets
Actual rate of return: Defined benefit pension plans and OPEB plans	12.23%	13.78%	(25.17%)
Defined benefit pension plans, Non-U.S. [Member] | Minimum Range [Member]
Actual rate of return on plan assets
Actual rate of return: Defined benefit pension plans and OPEB plans	0.77%	3.17%	(21.58%)
Defined benefit pension plans, Non-U.S. [Member] | Maximum Range [Member]
Actual rate of return on plan assets
Actual rate of return: Defined benefit pension plans and OPEB plans	10.65%	22.43%	5.06%
OPEB plans, U.S. [Member]
Actual rate of return on plan assets
Actual rate of return: Defined benefit pension plans and OPEB plans	11.23%	15.93%	(17.89%)
OPEB plans, Non-U.S. [Member]
Actual rate of return on plan assets
Defined Benefit Plan Actual Return On Plan Assets Percentage	0.00%	0.00%	0.00%